Exhibit 99
Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	June 2014
Payment Date	7/15/2014
Transaction Month	6
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,646,197,309.59	72,484	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$348,000,000.00	0.23000%	January 15, 2015
Class A-2 Notes	$539,900,000.00	0.480%	November 15, 2016
Class A-3 Notes	$474,900,000.00	0.790%	May 15, 2018
Class A-4 Notes	$136,780,000.00	1.290%	April 15, 2019
Class B Notes	$47,350,000.00	1.710%	May 15, 2019
Class C Notes	$31,570,000.00	1.900%	September 15, 2019
Class D Notes	$31,570,000.00	2.400%	July 15, 2020
Total	$1,610,070,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,462,929.24

Principal:
Principal Collections	$28,658,538.28
Prepayments in Full	$20,739,095.76
Liquidation Proceeds	$487,003.02
Recoveries	$3,127.75
Sub Total	$49,887,764.81
Collections	$54,350,694.05

Purchase Amounts:
Purchase Amounts Related to Principal	$134,049.60
Purchase Amounts Related to Interest	$868.27
Sub Total	$134,917.87

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$54,485,611.92

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	June 2014
Payment Date	7/15/2014
Transaction Month	6
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$54,485,611.92
Servicing Fee	$1,087,899.82	$1,087,899.82	$0.00	$0.00	$53,397,712.10
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$53,397,712.10
Interest - Class A-2 Notes	$212,965.89	$212,965.89	$0.00	$0.00	$53,184,746.21
Interest - Class A-3 Notes	$312,642.50	$312,642.50	$0.00	$0.00	$52,872,103.71
Interest - Class A-4 Notes	$147,038.50	$147,038.50	$0.00	$0.00	$52,725,065.21
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$52,725,065.21
Interest - Class B Notes	$67,473.75	$67,473.75	$0.00	$0.00	$52,657,591.46
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$52,657,591.46
Interest - Class C Notes	$49,985.83	$49,985.83	$0.00	$0.00	$52,607,605.63
Third Priority Principal Payment	$21,835,694.36	$21,835,694.36	$0.00	$0.00	$30,771,911.27
Interest - Class D Notes	$63,140.00	$63,140.00	$0.00	$0.00	$30,708,771.27
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$30,708,771.27
Regular Principal Payment	$42,167,388.15	$30,708,771.27	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$54,485,611.92

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$21,835,694.36
Regular Principal Payment					$30,708,771.27
Total					$52,544,465.63
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$52,544,465.63	$97.32	$212,965.89	$0.39	$52,757,431.52	$97.71
Class A-3 Notes	$0.00	$0.00	$312,642.50	$0.66	$312,642.50	$0.66
Class A-4 Notes	$0.00	$0.00	$147,038.50	$1.08	$147,038.50	$1.08
Class B Notes	$0.00	$0.00	$67,473.75	$1.43	$67,473.75	$1.43
Class C Notes	$0.00	$0.00	$49,985.83	$1.58	$49,985.83	$1.58
Class D Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Total	$52,544,465.63	$32.63	$853,246.47	$0.53	$53,397,712.10	$33.16

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	June 2014
Payment Date	7/15/2014
Transaction Month	6

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$532,414,732.29	0.9861358	$479,870,266.66	0.8888132
Class A-3 Notes	$474,900,000.00	1.0000000	$474,900,000.00	1.0000000
Class A-4 Notes	$136,780,000.00	1.0000000	$136,780,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,254,584,732.29	0.7792113	$1,202,040,266.66	0.7465764

Pool Information
Weighted Average APR	4.089%	4.076%
Weighted Average Remaining Term	50.84	50.00
Number of Receivables Outstanding	61,103	59,454
Pool Balance	$1,305,479,788.29	$1,255,224,979.71
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,249,271,894.96	$1,201,179,037.93
Pool Factor	0.7930275	0.7624997

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,230,986.55
Targeted Credit Enhancement Amount	$18,828,374.70
Yield Supplement Overcollateralization Amount	$54,045,941.78
Targeted Overcollateralization Amount	$64,643,329.93
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$53,184,713.05

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,230,986.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,230,986.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,230,986.55

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	June 2014
Payment Date	7/15/2014
Transaction Month	6

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		167	$236,121.92
(Recoveries)		4	$3,127.75
Net Losses for Current Collection Period			$232,994.17
Cumulative Net Losses Last Collection Period			$482,342.35
Cumulative Net Losses for all Collection Periods			$715,336.52

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.21%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.84%	470	$10,488,939.80
61-90 Days Delinquent	0.12%	53	$1,473,160.62
91-120 Days Delinquent	0.01%	7	$169,273.99
Over 120 Days Delinquent	0.00%	1	$19,952.16
Total Delinquent Receivables	0.97%	531	$12,151,326.57

Repossession Inventory:
Repossessed in the Current Collection Period		27	$624,974.44
Total Repossessed Inventory		29	$755,919.79

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.1354%
Preceding Collection Period			0.1792%
Current Collection Period			0.2184%
Three Month Average			0.1777%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0445%
Preceding Collection Period			0.0606%
Current Collection Period			0.1026%
Three Month Average			0.0692%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer